Other operating income - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Net losses on disposal of financial assets at fair value through other comprehensive income	£ 117	£ (52)	£ (41)
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,979	1,681	1,383
Net losses on disposal of financial assets at fair value through other comprehensive income	(108)	(157)	(140)
Gain on disposal of business	0	0	191
Intercompany recharges and other	1,411	1,420	1,488
Total other operating income	£ 3,282	£ 2,944	£ 2,922